UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one):              [  ] is a restatement
                                              [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Elliott Management Corporation
Address:   712 Fifth Avenue, 36th floor
           New York, NY 10019

13F File Number:  28-5115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all reqired items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Elliot Greenberg
Phone:     212-974-6000
Signature, Place, and Date of Signing:

/s/ Elliot Greenberg       New York, New York      June 5, 2009
--------------------       ------------------      ------------
    Signature                 City, State             Date


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            2

Form 13F Information Table Entry Total:       4

Form 13F Information Table Value Total:       $2,778



List of Other Included Managers:

 No.  13F File Number     Name
 01   28-4724             ELLIOTT ASSOCIATES, L.P.
 02   28-6628             ELLIOTT INTERNATIONAL, L.P.


                                              FORM 13F INFORMATION TABLE
                               TITLE OF                   VALUE     SHARES/  SH/ PUT/  INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                  CLASS          CUSIP     (x$1000)   PRN AMT  PRN CALL  DSCRETN  MANAGERS  SOLE      SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------------------
FRONTEER DEV GROUP INC         COM             35903Q10    968      400,000  SHS       DEFINED     01     0         400,000
PACIFIC RIM MNG CORP           COM NEW         69491520    179      854,075  SHS       DEFINED     01     0         854,075
FRONTEER DEV GROUP INC         COM             35903Q10  1,452      600,000  SHS       DEFINED     02     0         600,000
PACIFIC RIM MNG CORP           COM NEW         69491520    179      854,110  SHS       DEFINED     02     0         854,110